Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment revenue, profit and significant segment expenses
Segment revenue, profit and significant segment expenses are as follows:

	Year ended	Year ended	Year ended
(in thousands of $ )	December 31, 2024	December 31, 2023	December 31, 2022
Total operating revenues	123,580	36,736	—
Less:
Crew costs	(13,979)	(4,886)	—
Other vessel operating expenses(1)	(9,866)	(3,711)	—
Voyage expenses and commissions	(1,607)	(549)	—
General and administrative expenses(2)	(5,031)	(3,846)	(1,971)
Depreciation and amortization	(26,474)	(9,118)	—
(Loss) from equity method investment	(11)	—	—
Interest income	1,071	830	38
Interest expense, net of amounts capitalized	(46,636)	(13,601)	—
Other financial income (expenses), net	8	(341)	(20)
Income tax (expenses)	(11)	—	—
Segment and consolidated net income (loss)	21,044	1,514	(1,953)

(1) Other vessel operating expenses include repairs and maintenance, spares, stores and consumables, lubricating oil, vessel insurance, services and subscriptions, and vessel management fees.

(2) General and administrative expenses include directors and officers insurance, management fees, audit and accounting fees, administrative salaries, directors’ fees, legal fees, listing fees, share based compensation costs, and other administrative expenses.

Schedule of revenue by major customers
Revenues from each of the following customers accounted for over 10% of our consolidated revenues:

	Year ended		Year ended		Year ended
(in thousands of $)	December 31, 2024		December 31, 2023		December 31, 2022
Major commodity trading company	64,641	52%	14,941	41%	—	—%
Commodity and energy transition company	24,036	19%	13,078	35%	—	—%
Multi-modal transport company	28,413	23%	8,717	24%	—	—%